Investment securities - Unrealized losses/fair value (Details 3) SFr in Millions	Dec. 31, 2019 CHF (SFr)
Debt Securities, Available-for-sale, Unrealized Loss Position [Abstract]
Fair value, less than 12 months	SFr 204
Fair value, 12 months or more	0
Fair value, total	204
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Gross unrealized losses, less than 12 months	2
Gross unrealized losses, 12 months or more	0
Gross unrealized losses, total	2
Corporate debt securities
Debt Securities, Available-for-sale, Unrealized Loss Position [Abstract]
Fair value, less than 12 months	204
Fair value, 12 months or more	0
Fair value, total	204
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Gross unrealized losses, less than 12 months	2
Gross unrealized losses, 12 months or more	0
Gross unrealized losses, total	2
Bank
Debt Securities, Available-for-sale, Unrealized Loss Position [Abstract]
Fair value, less than 12 months	204
Fair value, 12 months or more	0
Fair value, total	204
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Gross unrealized losses, less than 12 months	2
Gross unrealized losses, 12 months or more	0
Gross unrealized losses, total	2
Bank | Corporate debt securities
Debt Securities, Available-for-sale, Unrealized Loss Position [Abstract]
Fair value, less than 12 months	204
Fair value, 12 months or more	0
Fair value, total	204
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Gross unrealized losses, less than 12 months	2
Gross unrealized losses, 12 months or more	0
Gross unrealized losses, total	SFr 2